Acquisition of a Business - Summary of Estimates of fair Values of Assets and Liabilities Assumed as of Acquisition Date (Parenthetical) (Details) - Ridgestone	Oct. 14, 2016 $ / shares shares
Business Acquisition [Line Items]
Stock issued (in shares) | shares	4,199,791
Stock issued (in dollars per share) | $ / shares	$ 16.25